FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Details 9) - SEK (kr) kr in Thousands	Apr. 30, 2018	Apr. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Total	kr 212,705	kr 205,583
Convertible loans including interest
Disclosure of detailed information about financial instruments [line items]
Total		66,307
Other borrowings including interest
Disclosure of detailed information about financial instruments [line items]
Total	134,419	102,419
Accounts payable
Disclosure of detailed information about financial instruments [line items]
Total	9,256	20,837
Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Total	169	197
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Total	16,020	15,823
3 months
Disclosure of detailed information about financial instruments [line items]
Total	126,997	77,858
3 months | Convertible loans including interest
Disclosure of detailed information about financial instruments [line items]
Total	0	45,580
3 months | Other borrowings including interest
Disclosure of detailed information about financial instruments [line items]
Total	108,191	0
3 months | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Total	9,256	20,837
3 months | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Total	42	49
3 months | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Total	9,508	11,392
3 -6 months
Disclosure of detailed information about financial instruments [line items]
Total	42	105,157
3 -6 months | Convertible loans including interest
Disclosure of detailed information about financial instruments [line items]
Total	0	0
3 -6 months | Other borrowings including interest
Disclosure of detailed information about financial instruments [line items]
Total	0	105,107
3 -6 months | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Total	0	0
3 -6 months | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Total	42	49
3 -6 months | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Total	0	0
6- 12 months
Disclosure of detailed information about financial instruments [line items]
Total	58,422	28,309
6- 12 months | Convertible loans including interest
Disclosure of detailed information about financial instruments [line items]
Total	58,337	28,210
6- 12 months | Other borrowings including interest
Disclosure of detailed information about financial instruments [line items]
Total	0	0
6- 12 months | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Total	0	0
6- 12 months | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Total	85	99
6- 12 months | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Total	0	0
More than 1 year
Disclosure of detailed information about financial instruments [line items]
Total	0	0
More than 1 year | Convertible loans including interest
Disclosure of detailed information about financial instruments [line items]
Total	0	0
More than 1 year | Other borrowings including interest
Disclosure of detailed information about financial instruments [line items]
Total	0	0
More than 1 year | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Total	0	0
More than 1 year | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Total	0	0
More than 1 year | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Total	kr 0	kr 0